SIGNIFICANT RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of SIGNIFICANT RELATED PARTY TRANSACTIONS [Abstract]
Disclosure of detailed information regarding transaction between related parties [Text Block]	the following are significant related party transactions entered into between the Company and its related parties at agreed rates:

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Service fees paid to Stuart Management Co.	40	81	81

	2018	2017
	RMB’000	RMB’000
Amounts owed to related parties	36,203	36,017
Service fees accrued to Stuart Management Co.	-	-
	36,203	36,017